CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
Short-term Debt [Line Items]
CONVERTIBLE NOTES

NOTE 5 — CONVERTIBLE NOTES

In September 2018, the Company entered into a securities purchase agreement (the “Security Purchase Agreement”) of $1.3 billion with the Public Investment Fund (“PIF”) of Saudi Arabia. Among the $1.3 billion investment, $300.0 million of the Security Purchase Agreement was funded by Convertible Notes, and the remaining $1.0 billion will be funded by Series D convertible preferred shares (“Series D”). The initial investment from the investor was in the form of convertible notes (the “Convertible Notes”), representing a total investment amount of $300.0 million, as follows: (i) initial Convertible Notes issued in September 2018 of $119.0 million ($120.0 million net of $1.0 million payment to third parties on behalf of PIF) and (i) follow-on installment Convertible Notes of $30.0 million per month from October 2018 to March 2019. Interest rates for the Convertible Notes is 8% per annum. Convertible Notes outstanding at December 31, 2018 was $209.0 million. The additional follow-on installments came in as scheduled through March 2019 for a total of additional $90.0 million of Convertible Notes. Upon approval by the Committee on Foreign Investment in the United States (CFIUS) of the Series D convertible preferred share financing in March 2019, in April 2019, the Company received the first tranche of Series D convertible preferred shares of $200.0 million, and all the principal and accrued interest of the Convertible Notes converted into Series D convertible preferred shares. Refer to Note 8 “Convertible Preferred Shares and Shareholders’ Deficit” for Series D convertible preferred share issuance details.

Along with the Convertible Notes issuance, the Company granted PIF contingent forward contracts to participate in the future Series D convertible preferred share financing. The contingent forward contracts were determined to be accounted for similar to a derivative and the initial fair value was recorded as a debt discount and contingent forward contracts liability on the Convertible Notes issuance date. The initial contingent forward contract liability fair value of $18.6 million was determined utilizing the market approach, including both the back-solve method and the guideline public company method, and was subsequently remeasured to fair value each reporting period with the changes recorded in the consolidated statements of operations. Refer to Note 6 “Contingent Forward Contracts” for detail.

Per the Security Purchase Agreement, the Company was required to pay an advisory fee to the advisor who helped the Company secure the transaction with the investor no later than September 2019. The Company incurred approximately $13.7 million in transaction costs in connection with the issuance of the Convertible Notes. In accordance with accounting for debt with conversions and other options, transaction costs were allocated pro rata based on the liability and equity components of $300.0 million and $1.0 billion, respectively. As such, $3.2 million of the transaction cost was allocated to debt issuance costs for the Convertible Notes, and $0.3 million of the transaction cost was allocated to share issuance costs for Series D convertible preferred shares in 2019.

The Company amortized the total debt issuance cost of the Convertible Notes in the amount of $21.8 million, consisting of the $18.6 debt discount and the $3.2 million allocated transaction cost over the Convertible Notes term of 18 months starting in September 2018 under the effective interest method. The effective interest rate of the Convertible Notes is 2.47% per annum. The amortization of the debt issuance costs was $3.4 million for the year ended December 31, 2019. The following table sets forth interest expense information related to the Convertible Notes for the year ended December 31, 2019 (in thousands):

Year Ended
December 31,
2019
Amortization of issuance costs allocated to Convertible Notes	$494
Amortization of debt discount from contingent forward contracts (Note 6)	2,900
Total interest expense	$3,394

After CFIUS granted approval of the investment in March 2019, the Company converted all outstanding Convertible Notes into Series D convertible preferred shares in April 2019. The conversion consists of the $263.2 million Convertible Notes net of debt issuance costs and accrued interest of $8.8 million. See below for the conversion details:

Convertible Notes issued in 2018	$210,000
Debt discount and debt issuance cost incurred	(22,763)
Amortization of debt discount and issuance cost	1,623
Convertible Notes balance as of December 31, 2018	188,860
Convertible Notes issued in 2019	90,000
Debt discount and debt issuance cost incurred	(19,051)
Amortization of debt discount and issuance cost	3,394
Convertible Notes balance as of April 2, 2019	263,202
Accrued interest of Convertible Notes	8,782
Convertible Notes converted to Series D convertible preferred shares	$271,984

The Security Purchase Agreement also required the repurchase, redemption, and cancellation of certain amounts of Series C convertible preferred shares. For the detail of the repurchase of Series C convertible preferred shares, refer to Note 8 “Convertible Preferred Shares and Shareholders’ Deficit.”